Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Contingencies
CONTINGENCIES
Legal Proceedings
Hydro One is involved in various lawsuits and claims in the normal course of business. In the opinion of management, the outcome of such matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.
Hydro One Inc., Hydro One Networks, Hydro One Remote Communities, and Norfolk Power Distribution Inc. were defendants in a class action suit commenced in 2015 in which the representative plaintiff was seeking up to $125 million in damages related to allegations of improper billing practices. The plaintiff’s application for leave to appeal the lower court’s refusal to certify the lawsuit as a class action was denied by the Ontario Court of Appeal on March 26, 2019, which means that the lawsuit has effectively ended.
There were four putative class action lawsuits filed by Avista Corporation shareholders in relation to the Merger. The plaintiffs in the four lawsuits were, respectively, Fink, Jenß, Samuel and Sharpenter. All of these class action lawsuits have now been dismissed.
Transfer of Assets
The transfer orders by which the Company acquired certain of Ontario Hydro’s businesses as of April 1, 1999 did not transfer title to some assets located on Reserves (as defined in the Indian Act (Canada)). Currently, the OEFC holds these assets. Under the terms of the transfer orders, the Company is required to manage these assets until it has obtained all consents necessary to complete the transfer of title of these assets to itself. The Company cannot predict the aggregate amount that it may have to pay, either on an annual or one-time basis, to obtain the required consents. In 2019, the Company paid approximately $2 million (2018 - $2 million) in respect of consents obtained. If the Company cannot obtain the required consents, the OEFC will continue to hold these assets for an indefinite period of time. If the Company cannot reach a satisfactory settlement, it may have to relocate these assets to other locations at a cost that could be substantial or, in a limited number of cases, to abandon a line and replace it with diesel-generation facilities. The costs relating to these assets could have a material adverse effect on the Company’s results of operations if the Company is not able to recover them in future rate orders.